Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Accounts receivable	574,536	1,125,235	881,984
Less: Allowance for expected credit losses	(60,360)	(115,137)	(90,247)
Total accounts receivable, net	514,176	1,010,098	791,737

Schedule of Allowance for Expected Credit Losses Accounts

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Allowance for expected credit losses, beginning balance	9,802	60,360	47,312
Addition	50,948	54,777	42,935
Write-off / recovery	(390)	-	-
Allowance for expected credit losses, ending balance	60,360	115,137	90,247

Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Within 30 days	427,346	862,743	676,237
Between 31 and 60 days	45,916	92,073	72,169
Between 61 and 90 days	10,563	33,073	25,923
More than 90 days	30,351	22,209	17,408
Total accounts receivable, net	514,176	1,010,098	791,737